INCOME TAX (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other tax carryforward	$ 14,225
Domestic [Member]
Income Tax [Line Items]
Operating loss carryforward	22,528
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	14,282
Operating loss carryfoward, subject to limitations	$ 3,413